Condensed Financial Information of the Company Condensed Statement of Cash Flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ 194,961	¥ (17,125)	¥ (158,937)
Net cash used in investing activities	(157,997)	(64,289)	9,885
Net cash provided by/(used in) financing activities	(23)	(32,837)	278,337
Effect of exchange rate changes on cash, cash equivalents and restricted cash held in foreign currencies	(822)	(2,780)	(376)
Net increase/(decrease) in cash, cash equivalents and restricted cash	36,119	(117,031)	128,909
Cash, cash equivalents and restricted cash at beginning of the year	60,846	177,877	48,968
Cash, cash equivalents and restricted cash at end of the year	96,965	60,846	177,877
Parent company | Reportable legal entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(9,857)	(3,298)	(1,604)
Net cash used in investing activities		(77,536)	(210,769)
Net cash provided by/(used in) financing activities	(5,773)	(27,360)	371,659
Effect of exchange rate changes on cash, cash equivalents and restricted cash held in foreign currencies	(1,047)	(2,334)	(248)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(16,677)	(110,528)	159,038
Cash, cash equivalents and restricted cash at beginning of the year	48,510	159,038
Cash, cash equivalents and restricted cash at end of the year	¥ 31,833	¥ 48,510	¥ 159,038